Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 90.4%
$46,987	UMB Bank Demand Deposit, 0.00%[1]	$46,987
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,987)	46,987
	TOTAL INVESTMENTS — 90.4%
	(Cost $46,987)	46,987
	Other Assets in Excess of Liabilities — 9.6%	4,979
	TOTAL NET ASSETS — 100.0%	$51,966

[1]	The rate is the annualized seven-day yield at period end.